Going Concern and impact of COVID-19 pandemic (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Going Concern and impact of COVID-19 pandemic
Incurred recurring operating losses including net losses	¥ 30,700			¥ 166,500	¥ 101,900
Net cash used in operating activities	(52,408)	$ (7,227)	¥ (55,372)	(109,700)	(92,300)
Accumulated deficit	1,180,833			1,150,135		$ 162,845
Cash and cash equivalents	¥ 21,900		¥ 32,184	¥ 69,895	¥ 63,461	$ 3,026	$ 9,639